PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

The major classes of property and equipment are as follows at December 31, 2022 and 2021:

	December 31,	December 31,
	2022	2021
Furniture, fixtures and equipment	$1,606,451	$1,264,001
Less: Accumulated depreciation	(976,961)	(660,748)
Furniture, fixtures and equipment, Net	$629,490	$603,253

Depreciation expense in 2022 and 2021 was $319,928 and $269,978, respectively.